ISSUED CAPITAL AND RESERVES - Common stock (Details) - Common shares - $ / shares	Dec. 31, 2021	Dec. 31, 2020
ISSUED CAPITAL AND RESERVES
Par value ($ per share)	$ 0.001	$ 0.001
Authorized common shares (nominal value of US$0.001 per share)	1,849,190,667	1,849,190,667
Share held by a subsidiary of the Company (in shares)	7,603,731
Issued shares, including 7,603,731 shares held by a subsidiary of the Company	1,756,731,135	1,756,731,135